Offsetting Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	£ 18,527	£ 22,068
Amounts offset, Assets	(4,559)	(4,343)
Net amounts reported on the balance sheet, Assets	13,968	17,725
Financial instruments, Assets	(535)	(1,017)
Financial collateral, Assets	(9,059)	(12,941)
Net amount, Assets	4,374	3,767
Assets not subject to enforceable netting arrangements, Assets	220,764	211,624
Balance sheet total, Assets	234,732	229,349
Gross amounts, Liabilities	15,867	18,797
Amounts offset, Liabilities	(4,559)	(4,343)
Net amounts reported on the balance sheet, Liabilities	11,308	14,454
Financial instruments, Liabilities	(535)	(1,017)
Financial collateral, Liabilities	(8,131)	(11,634)
Net amount, Liabilities	2,642	1,803
Assets not subject to enforceable netting arrangements, Liabilities	223,538	225,059
Balance sheet total, Liabilities	234,846	239,513
Derivative financial assets
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	4,557	2,870
Amounts offset, Assets	(2,173)	(1,221)
Net amounts reported on the balance sheet, Assets	2,384	1,649
Financial instruments, Assets	(526)	(582)
Financial collateral, Assets	(1,720)	(693)
Net amount, Assets	138	374
Assets not subject to enforceable netting arrangements, Assets	55	72
Balance sheet total, Assets	2,439	1,721
Amortised cost
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	8,826	14,882
Amounts offset, Assets	(1,478)	(2,199)
Net amounts reported on the balance sheet, Assets	7,348	12,683
Financial instruments, Assets	(9)	(435)
Financial collateral, Assets	(7,339)	(12,248)
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	7,348	12,683
Gross amounts, Liabilities	9,460	13,917
Amounts offset, Liabilities	(1,478)	(2,199)
Net amounts reported on the balance sheet, Liabilities	7,982	11,718
Financial instruments, Liabilities	(9)	(435)
Financial collateral, Liabilities	(7,973)	(11,283)
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	7,982	11,718
Loans and advances to customers
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	5,144	4,316
Amounts offset, Assets	(908)	(923)
Net amounts reported on the balance sheet, Assets	4,236	3,393
Financial instruments, Assets	0	0
Financial collateral, Assets	0	0
Net amount, Assets	4,236	3,393
Assets not subject to enforceable netting arrangements, Assets	220,709	211,552
Balance sheet total, Assets	224,945	214,945
Derivative financial liabilities
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	3,142	2,197
Amounts offset, Liabilities	(2,173)	(1,221)
Net amounts reported on the balance sheet, Liabilities	969	976
Financial instruments, Liabilities	(526)	(582)
Financial collateral, Liabilities	(158)	(351)
Net amount, Liabilities	285	43
Assets not subject to enforceable netting arrangements, Liabilities	39	43
Balance sheet total, Liabilities	1,008	1,019
Deposits by customers and banks
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	3,265	2,683
Amounts offset, Liabilities	(908)	(923)
Net amounts reported on the balance sheet, Liabilities	2,357	1,760
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	0
Net amount, Liabilities	2,357	1,760
Assets not subject to enforceable netting arrangements, Liabilities	223,499	225,016
Balance sheet total, Liabilities	£ 225,856	£ 226,776